Average Annual Total Returns	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
MSCI All Country World Ex-U.S. Index-NR (reflects no deduction for fees, expenses or taxes but are net of dividend tax withholdings)
Prospectus [Line Items]
Average Annual Return, Percent	32.39%	7.91%	8.41%
MSCI EAFE Index-NR (index reflects no deduction for fees, expenses or taxes but are net of dividend tax withholding)
Prospectus [Line Items]
Average Annual Return, Percent	31.22%	8.92%	8.18%
Class A Shares
Prospectus [Line Items]
Average Annual Return, Percent	29.33%	8.02%	7.42%
Class A Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	25.76%	6.32%	6.32%
Class A Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	18.85%	5.88%	5.75%
Class C Shares
Prospectus [Line Items]
Average Annual Return, Percent	35.15%	8.49%	7.42%
Class R Shares
Prospectus [Line Items]
Average Annual Return, Percent	36.86%	9.03%	7.79%
Class Y Shares
Prospectus [Line Items]
Average Annual Return, Percent	37.53%	9.57%	8.33%
Class R5
Prospectus [Line Items]
Average Annual Return, Percent	37.56%	9.66%	8.41%
Class R6
Prospectus [Line Items]
Average Annual Return, Percent	37.71%	9.75%	8.52%